Related Parties - Summary of Directors and Executive Board Management Compensation (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Directors [member]
Disclosure of transactions between related parties [line items]
Short-term employee benefits	$ 2	$ 2	$ 2
Share-based payment
Total Compensation	2	2	2
Executive Board of Management [member]
Disclosure of transactions between related parties [line items]
Short-term employee benefits	4	9	6
Termination benefits	2	1
Share-based payment	7	25	34
Total Compensation	$ 13	$ 35	$ 40